SCHEDULE OF CHANGE IN FAIR VALUE OF COMPANY’S LEVEL 3 (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 20,103,425
Additions, net	12,217,371
Conversions/payments	(18,929,415)
Loss on issuance of convertible notes	3,609,944
Change in fair value	(12,487,400)
Ending balance	4,513,925
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	16,799,837
Additions, net	8,480,000
Conversions/payments	(18,929,415)
Loss on issuance of convertible notes	3,609,944
Change in fair value	(5,756,787)
Ending balance	4,203,579
Liability Classified Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	3,303,588
Additions, net	3,737,371
Conversions/payments
Loss on issuance of convertible notes
Change in fair value	(6,730,613)
Ending balance	$ 310,346